Schedule of receivables from related parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Account receivable	$ 5,029,583
YMA DG [member]
IfrsStatementLineItems [Line Items]
Account receivable		$ 5,029,583